Share-Based Compensation - Summary of Share Based Compensation Restricted Stock Units (Details) - 2018 Plan [Member] - Restricted Stock Units (RSUs) [Member] - ¥ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance	101,770,350	0
Granted	69,910,980	112,336,970
Vested	(22,617,630)	(10,141,620)
Forfeited or cancelled	(44,548,350)	(425,000)
Ending balance	104,515,350	101,770,350
Weighted Average Grant-date Fair Value, Beginning balance	¥ 0.84	¥ 0
Weighted Average Grant-date Fair Value, Granted	1.41	0.83
Weighted Average Grant-date Fair Value, Vested	0.91	0.74
Weighted Average Grant-date Fair Value, Forfeited or cancelled	0.94	0.75
Weighted Average Grant-date Fair Value, Ending balance	¥ 1.22	¥ 0.84